NOTES PAYABLE (Details Narrative)			1 Months Ended						6 Months Ended		12 Months Ended
	Mar. 03, 2022 USD ($)	May 12, 2020 USD ($)	Dec. 21, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Feb. 23, 2022 USD ($)	Jul. 30, 2021 USD ($)	Nov. 19, 2020 USD ($)	Jun. 23, 2020 USD ($)	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Aug. 29, 2022	Dec. 31, 2021 USD ($)	Aug. 04, 2021 USD ($) shares	Dec. 30, 2020	Oct. 17, 2018 USD ($)	Nov. 16, 2015 USD ($)
Gain on extinguishment of debt												$ 306,637	$ 306,637
Stock issued for debt obligation | shares									420,471	420,471	420,471	420,471
Repayment of loan												$ 0	1,065,000
Outstanding principal loan balance	$ 3,950,000					$ 578,850
Note payable long term										$ 2,391,430		$ 3,035,341	2,859,570
Accrued interest expenses													4,878
Interest rate description									one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively	one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively	one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively	one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively
Non cash interest expenses										$ 200,000		$ 200,000
Repayment of installment										$ 500,000		$ 500,000
Repayments of debt													191,100
Capitalized fees	221,060
Debt instruments final payament													2,593,363
Loan principal balance													$ 1,898,895
Common stock share issued | shares										17,834,023		15,982,472	10,605,412
Final repayment | shares									1,965,600	1,965,600	1,965,600	1,965,600
Full and Final Settlement Agreement [Member]
Payment of loan			$ 1,100,000
Gain on extinguishment of debt			306,637
Repayment of loan			$ 55,310							$ 240,998
Outstanding principal loan balance										1,606,650		$ 1,908,195
Note payable long term										1,124,655		1,327,440
Accrued interest expenses	$ 38,393									80,805		161,274
Debt Exchange Agreement [Member]
Outstanding principal loan balance							$ 611,500			0		0	$ 0
Accrued interest expenses							$ 8,069			11,132		12,379	12,853
Repayments of debt										59,506		122,911	118,867
Agreement description							bears an annual interest rate, based on a 360-day year, of 3% plus 0.6% plus 6-month Euribor when Euribor is positive (3.76% as of June 30, 2024). The principal is to be repaid in 18 quarterly installments
Accrued expenses												0
Notes payable long term										59,506		122,911	237,733
Common stock share issued | shares																12,852
Gain on settlement of debt upon shares issuance																$ 292,383
Common stock shares issuable upon listing on nasdaq | shares																9,520
Settlement of debt, shares issuable upon listing on nasdaq																$ 1,190,000
Settlement of debt																$ 1,606,500
Gain from extinguishment of debt				$ 216,580
Principal amount of existing loan										178,517		245,822	$ 356,600
Upon issuance of common stock | shares				9,520
Maturity of note							Nov. 18, 2025
Restricted shares | shares													40,000
July 30, 2021 Debt Agreement [Member]
Outstanding principal loan balance										281,338		350,555	$ 565,900
Note payable long term										159,676		227,065	477,637
Accrued interest expenses										16,061		12,063	3,100
Repayments of debt										58,094		87,396	83,428
Agreement description						The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (3.78% as of June 30, 2024). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period
Notes payable long term										247,186		247,186	336,788
Covid Ninteen [Member]
Outstanding principal loan balance										134,818		134,818	150,441
Loan received from related party		$ 366,900								100,416
Debt principal balance										8,368		122,172
Covid Ninteen [Member] | United Kingdom Government [Member]
Loan prinipal amount										48,437		52,066	56,936
June 9, 2022 Debt Agreement One [Member]
Outstanding principal loan balance										235,642		287,612	342,336		$ 4,000,000
Repayments of debt										$ 42,844		$ 66,372
Agreement description									the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.76% as of June 30, 2024). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.76% as of June 30, 2024). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023	the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023
Accured interest expense										$ 11,540		$ 12,215	8,379
Notes payable long term										154,994		204,322	281,924
Synthesis Facility Agreement [Member] | TFF [Member]
Outstanding principal loan balance																		$ 5,629,555
Accrued expenses																		524,094
Synthesis Facility Agreement [Member] | TFF [Member] | Principal Balance One [Member]
Debt instrument, accrue interest rate																	5.50%
Debt intrument split, principal balance																		$ 2,316,000
Synthesis Facility Agreement [Member] | TFF [Member] | Principal balance 2 [Member]
Stated interest rate																		6.00%
Debt split, balance																		$ 4,000,000
National Bank of Greece SA [Member] | June 23, 2020 [Member]
Outstanding principal loan balance										157,515		227,747	346,111
Interest rate description								The note is interest bearing from the date of receipt and is payable every three (3) months at an interest rate of 3.06% plus 3-month Euribor (3.78% as of June 30, 2024)
Repayments of debt										63,006		130,141
Debt amount received from related party								$ 611,500
Notes payable long term										$ 0		97,606	220,253
Maturity date								60 months
Panagiotis Drakopoulos [Member] | Loan Agreement [Member]
Outstanding principal loan balance												$ 0	8,558
Accrued expenses													7,271
Short term debt borrowing capacity																			$ 42,832
Senior Promissory Notes [Member]
Gain on extinguishment of debt					$ 787,544
Aggregate amount of senior promissory notes					9,000,000								7,000,000
Fee payment					506,087
New debt amount fair value					$ 7,706,369
Senior Promissory Notes [Member] | Unaffiliated Third Party [Member]
Description of loan repayment									CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)	CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million)
Cloudscreen Promissory Note [Member] | January 23, 2024 [Member]
Outstanding principal loan balance										$ 324,870
Repayments of debt										$ 10,830
Agreement description									The Promissory Note matures on March 25, 2025 and is interest free. This Note is being given in connection with the Closing of the ASSET PURCHASE, SALE AND TRANSFER AGREEMENT dated as of October 9, 2023, and as amended from time to time pursuant to which the Company agreed to purchase from the third-party a drug repurposing Artificial Intelligence “AI” powered platform known as “Cloudscreen®” (refer to Note 2, section “Acquisition accounting”). The principal is to be repaid in 15 equal monthly installments of €20,000 commencing on January 25, 2024	The Promissory Note matures on March 25, 2025 and is interest free. This Note is being given in connection with the Closing of the ASSET PURCHASE, SALE AND TRANSFER AGREEMENT dated as of October 9, 2023, and as amended from time to time pursuant to which the Company agreed to purchase from the third-party a drug repurposing Artificial Intelligence “AI” powered platform known as “Cloudscreen®” (refer to Note 2, section “Acquisition accounting”). The principal is to be repaid in 15 equal monthly installments of €20,000 commencing on January 25, 2024
Notes payable long term										$ 312,900		$ 317,880
Gain from extinguishment of debt										5,850
Cloudscreen Promissory Note [Member] | August 29, 2022 [Member]
Outstanding principal loan balance												$ 0	0
Accrued interest expenses													5,041
Agreement description											the Company entered into a promissory note for the principal amount of $166,667. The Company received $150,000 in cash and recorded $16,667 as an original issue discount upon issuance. The promissory note matured on the earlier of (a) December 27, 2022, or (b) the date the Company completes a debt or equity financing of at least $1,000,000	the Company entered into a promissory note for the principal amount of $166,667. The Company received $150,000 in cash and recorded $16,667 as an original issue discount upon issuance. The promissory note matured on the earlier of (a) December 27, 2022, or (b) the date the Company completes a debt or equity financing of at least $1,000,000
Interest rate														12.00%
Cloudscreen Promissory Note [Member] | July 14, 2023 [Member]
Outstanding principal loan balance										$ 989,036		$ 1,081,532	0
Agreement description									the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.78% as of June 30, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.78% as of June 30, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024	the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024
Notes payable long term										$ 751,690		$ 897,165	$ 0
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member]
Cash received upon gross sales									$ 2,750,000		$ 2,750,000
Upfront cash received									$ 2,000,000		$ 2,000,000
Equity interest acquired description									a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services	a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales One [Member]
Cash received upon gross sales									$ 2,750,000		$ 2,750,000
Distribution and Equity Acquisition Agreement [Member] | Marathon Global Inc [Member] | Gross Sales [Member]
Cash received upon gross sales									2,750,000		2,750,000
Gross sales									$ 13,000,000		$ 13,000,000